QUARTERLY RESULTS OF OPERATIONS (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 73,151			$ 83,425	$ 73,185	$ 81,571	$ 77,945	$ 85,295	$ 84,034	$ 85,952	$ 82,946	$ 223,115	$ 232,701	$ 316,126	$ 338,227
Gross profit (loss)	5,346			(5,610)	3,087	(8,738)	(8,026)	(4,163)	(2,348)	(3,113)	(1,049)	16,179	13,832	21,846	42,485
Net loss	(42,652)	$ (34,398)	$ (22,534)	(20,534)	(17,225)	(17,017)	(17,923)	(45,439)	(9,576)	(11,582)	(8,561)	(99,584)	(52,165)	(72,699)	(75,158)
General partner’s interest in net loss for the period	(426)			(214)	(179)	(177)	(187)	(473)	(99)	(121)	(89)	(1,018)	(543)	757	782
Limited partners’ interest	$ (42,226)			$ (20,320)	$ (17,046)	$ (16,840)	$ (17,736)	$ (44,966)	$ (9,477)	$ (11,461)	$ (8,472)	$ (98,566)	$ (51,622)	$ (71,942)	$ (74,376)
Net income (loss) per limited partner unit, basic (in dollars per share)	$ (1.09)			$ (0.54)	$ (0.45)	$ (0.44)	$ (0.47)	$ (1.18)	$ (0.25)	$ (0.30)	$ (0.22)	$ (2.56)	$ (1.36)	$ (1.90)	$ (1.96)
Net income (loss) per limited partner unit, diluted (in dollars per share)				$ (0.39)	$ (0.45)	$ (0.44)	$ (0.47)	$ (1.18)	$ (0.25)	$ (0.30)	$ (0.22)
Loss on impairment of goodwill	$ 24,862											$ 24,862			$ 45,574
Scenario Previously Reported [Member]
Gross profit (loss)					$ (10,016)